FINANCIAL INSTRUMENTS (Narrative) (Details) kr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 NOK (kr)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Derivative [Line Items]
Deposit assets | $		$ 4.2			$ 7.1
NOK700 million senior unsecured floating rate bonds due 2024
Derivative [Line Items]
U.S. dollar floating rate debt	kr 700						kr 700
Repayments of unsecured debt	700
NOK600 million senior unsecured floating rate bonds due 2025
Derivative [Line Items]
U.S. dollar floating rate debt	kr 600					kr 600
7.25% senior unsecured sustainability-linked bonds due 2026
Derivative [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
8.25% senior unsecured sustainability-linked bonds due 2028
Derivative [Line Items]
U.S. dollar floating rate debt | $			$ 150.0
Senior unsecured convertible notes interest rate (in percentage)	8.25%	8.25%	8.25%
Interest rate swaps
Derivative [Line Items]
Derivative, notional amount | $		$ 300.0			$ 400.0
Cross currency swaps
Derivative [Line Items]
Derivative, notional amount	kr 600			kr 1,300